Long Term Debt - Compulsorily Convertible Debentures (CCDs) - Additional Information (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 INR (₨) shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 INR (₨)
Debt Instrument [Line Items]
Long term debt current	₨ 1,554,806		₨ 4,477,696		$ 23,975
Compulsorily Convertible Debentures [Member]
Debt Instrument [Line Items]
Number of equity shares issued upon conversion | shares	1,826,305	1,826,305
Debt instrument, Description on voting right	The holders of the CCDs were entitled to voting rights other than for certain specific matters based on their proportionate voting rights as defined and specified in the shareholder and CCD agreements.	The holders of the CCDs were entitled to voting rights other than for certain specific matters based on their proportionate voting rights as defined and specified in the shareholder and CCD agreements.
Long term debt current						₨ 2,132,500
Compulsorily convertible debentures, unrealized changes in fair value			950,490
Compulsorily convertible debentures, interest expense	₨ 90,360	$ 1,392	₨ 408,172	₨ 248,831
Compulsorily Convertible Debentures [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of internal rate of return guaranteed to CCD holders on maturity	18.40%	18.40%
Internal rate of return upon IPO	18.40%	18.40%
Percentage of internal rate of return in the event of liquidation upon redemption	18.40%	18.40%
Compulsorily Convertible Debentures [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of internal rate of return guaranteed to CCD holders on maturity	20.00%	20.00%
Internal rate of return upon IPO	20.00%	20.00%
Percentage of internal rate of return in the event of liquidation upon redemption	20.00%	20.00%
Compulsorily Convertible Debentures 5.0% - DEG [Member]
Debt Instrument [Line Items]
Debt instrument, Interest rate	5.00%		5.00%		5.00%
Compulsorily Convertible Debentures 5.0% - DEG [Member] | Compulsorily Convertible Debentures [Member]
Debt Instrument [Line Items]
Compulsorily convertible debentures, maturity term	20 years	20 years
Debt Instrument, Maturity Date	Nov. 10, 2031	Nov. 10, 2031
Debt instrument, Interest rate	5.00%				5.00%
Compulsorily Convertible Debentures 10.0% - IFC [Member]
Debt Instrument [Line Items]
Debt instrument, Interest rate	10.00%		10.00%		10.00%
Compulsorily Convertible Debentures 10.0% - IFC [Member] | Compulsorily Convertible Debentures [Member]
Debt Instrument [Line Items]
Compulsorily convertible debentures, maturity term	20 years	20 years
Debt Instrument, Maturity Date	Dec. 14, 2030	Dec. 14, 2030
Debt instrument, Interest rate	10.00%				10.00%
Compulsorily Convertible Debentures 0% - IFC II [Member]
Debt Instrument [Line Items]
Debt instrument, Interest rate	0.00%		0.00%		0.00%
Compulsorily Convertible Debentures 0% - IFC II [Member] | Compulsorily Convertible Debentures [Member]
Debt Instrument [Line Items]
Compulsorily convertible debentures, maturity term	20 years	20 years
Debt Instrument, Maturity Date	Jan. 03, 2033	Jan. 03, 2033
Debt instrument, Interest rate	0.00%				0.00%
Compulsorily Convertible Debentures 5% - IFC III [Member]
Debt Instrument [Line Items]
Debt instrument, Interest rate	5.00%		5.00%		5.00%
Compulsorily Convertible Debentures 5% - IFC III [Member] | Compulsorily Convertible Debentures [Member]
Debt Instrument [Line Items]
Compulsorily convertible debentures, maturity term	20 years	20 years
Debt Instrument, Maturity Date	Sep. 05, 2034	Sep. 05, 2034
Debt instrument, Interest rate	5.00%				5.00%